Note 9 - Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2012
Note 9 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	0.00%	0.00%
Deferred Tax Assets, Operating Loss Carryforwards, Domestic			$ 13,900,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	0		2,257,000	1,642,000
Unrecognized Tax Benefits			97,000	83,000		83,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local			14,475,000
Deferred Tax Assets, Tax Credit Carryforwards, Research			189,000	162,000
Scenario, Forecast [Member]
Note 9 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent					0.00%
Domestic Tax Authority [Member]
Note 9 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards			14,487,000
Deferred Tax Assets, Tax Credit Carryforwards, Research			165,000
State and Local Jurisdiction [Member]
Note 9 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards			14,475,000
Deferred Tax Assets, Tax Credit Carryforwards, Research			$ 159,000